Risk and sensitivity analysis - Eastspring and central operations (Details) $ in Millions		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Available-for-sale
Sensitivity analysis
Financial assets, fair value	$ 683	$ 683
Discontinued US operations
Sensitivity analysis
Remaining economic interest	18.40%
Portfolio value risk | Available-for-sale
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (137)	$ (137)
Net effect on other comprehensive income, decrease in assumption		$ (137)